Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Long-term Debt [Abstract]
Current maturities of long-term debt	$ 226,141	$ 45,023
Restricted cash deposited to cover make - whole premiums	10,621	0
Cost to retire notes	$ 250,500